Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding	577,937	2,100,481	577,937	2,100,481	7,511,529
Diluted net income (loss) per common share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.10)
Class A Non-Redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding	7,047,500	7,047,500	7,047,500	10,551,265	5,603,340
Diluted net income (loss) per common share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.10)
Class B [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding	140,000	140,000	140,000	2,974,190	1,584,160	7,187,500
Diluted net income (loss) per common share	$ 0.04	$ 0.03	$ (0.12)	$ 0.07	$ (0.10)	$ 0.27